Remeasurement items affecting operating profit - Remeasurement Items (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Remeasurement items
Impairment loss	R 9,115	R 2,477	R 12,320
Reversal of impairment loss	(354)	(1,136)
Fair value write down - assets held for sale		64
Loss (profit) on disposals	828	211	936
Write-off of unsuccessful exploration wells	312		(3)
Realisation of foreign currency translation reserve			(361)
Remeasurement items per income statement	9,901	1,616	12,892
Tax effect	(1,834)	(532)	(829)
Non-controlling interest effect	(9)	(7)	(17)
Total remeasurement items for subsidiaries and joint operations, net of tax	8,058	1,077	12,046
Remeasurement items for equity accounted investments	11	14	13
Total remeasurement items for the Group, net of tax	8,069	1,091	12,059
Property, plant and equipment
Remeasurement items
Impairment loss	7,623	415	8,424
Reversal of impairment loss		(272)
Property plant and equipment disposed by sale
Remeasurement items
Loss (profit) on disposals	(3)	(25)	(412)
Property plant and equipment scrapped
Remeasurement items
Loss (profit) on disposals	454	183	266
Assets under construction
Remeasurement items
Impairment loss	1,492	1,942	3,586
Reversal of impairment loss	(14)	(849)
Loss (profit) on disposals	1,200	100	833
Intangible assets and goodwill
Remeasurement items
Impairment loss		120	310
Reversal of impairment loss	(56)
Loss (profit) on disposals	11	4	24
Investments Accounted for Using Equity Method
Remeasurement items
Reversal of impairment loss	(269)	(15)
Other assets
Remeasurement items
Reversal of impairment loss	(15)
Loss (profit) on disposals	(1)		(1)
Disposal of businesses
Remeasurement items
Loss (profit) on disposals	R (833)	R (51)	R 226